SUPPLEMENTAL FINANCIAL INFORMATION - Non-cash operating working capital items (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
SUPPLEMENTAL FINANCIAL INFORMATION
Change in non-cash working capital items	$ 1,743	$ (199)
Trade and other receivables.
SUPPLEMENTAL FINANCIAL INFORMATION
Change in non-cash working capital items	(512)	(282)
Inventory
SUPPLEMENTAL FINANCIAL INFORMATION
Change in non-cash working capital items	741	(410)
Prepaid expenses and other assets
SUPPLEMENTAL FINANCIAL INFORMATION
Change in non-cash working capital items	129	(183)
Accounts payable and accrued liabilities
SUPPLEMENTAL FINANCIAL INFORMATION
Change in non-cash working capital items	$ 1,385	$ 676